Asset-Backed Financing of a Variable Interest Entity at Fair Value - Summary of Financial Information Relating to Asset-Backed Financing of a VIE (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Assets Sold under Agreements to Repurchase [Line Items]
Carrying value	$ 353,898	$ 247,690		$ 384,407	$ 325,939	$ 344,693	$ 234,287	$ 151,489	$ 162,222
Variable Interest Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Carrying value	353,898	247,690
Asset-Backed Financing of the VIE at Fair Value [Member] | Variable Interest Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Weighted-average fair value	338,582	186,430	$ 167,752
Interest expense	$ 12,091	$ 6,840	$ 6,490
Weighted-average effective interest rate	3.32%	3.35%	3.82%
Carrying value	$ 353,898	$ 247,690
UPB	$ 355,494	$ 248,284
Weighted-average interest rate	3.50%	3.50%